Condensed Balance Sheets (Parenthetical) (USD $)	Aug. 31, 2011	May 31, 2011
Statement of Financial Position [Abstract]
Common stock at $.01 par value	$ 415,743	$ 410,693
Common Stock par value	$ 0.01	$ 0.01
Common Stock Shares Authorized	100,000,000	100,000,000
Common Stock Issued and Outstanding	41,574,340	41,069,340